General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General And Administrative Expense [Line Items]
Share based compensation (non-cash)	$ 457,046	$ 1,304,325	$ 1,436,505
Other administration costs	11,979,017	12,055,725	10,418,876
General and Administrative Expense	0	0	0
Commercial and chartering expenses [Member]
General And Administrative Expense [Line Items]
Staff salaries	1,934,923	1,039,169	124,410
Office administration	341,219	201,685	8,658
Other professional fees	0	426,213	127,693
Other administration costs	343,606	354,420	68,985
General and Administrative Expense	2,619,748	2,021,487	329,746
Corporate [Member]
General And Administrative Expense [Line Items]
Staff salaries	6,851,692	5,709,919	4,786,078
Share based compensation (non-cash)	457,046	1,304,325	1,436,505
Office administration	2,538,973	2,565,838	2,069,969
Bank charges and foreign exchange	219,910	140,942	151,840
Auditors’ remuneration	558,600	513,429	481,492
Other professional fees	1,280,163	1,810,089	1,250,023
Other administration costs	72,633	11,183	242,969
General and Administrative Expense	$ 11,979,017	$ 12,055,725	$ 10,418,876